UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08411

James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road Xenia, Ohio	45385
(Address of principal executive offices)	(Zip code)

R. Brian Culpepper

P.O. Box 8 Alpha, Ohio 45301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(937) 426-7640

Date of fiscal year end:	June, 30

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

James Balanced: Golden Rainbow Fund

Retail Class (GLRBX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$65	1.23%

Fund Statistics

  Net Assets$416,473,170
  Number of Portfolio Holdings104
  Total Advisory Fees Paid $1,557,751
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.2%
Corporate Bonds	11.7%
Exchange-Traded Funds	7.4%
Money Market Funds	1.2%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
U.S. Treasury Obligations	26.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 26.4%
Information Technology 15.1%
Corporate Bonds 11.6%
Financials 8.7%
Exchange-Traded Funds 7.4%
Consumer Discretionary 4.9%
Communication Services 4.8%
Health Care 3.7%
Industrials 3.7%
U.S. Government & Agencies 3.4%
Mortgage-Backed Securities 2.6%
Consumer Staples 2.5%
Energy 1.6%
Money Market Funds 1.2%
Utilities 1.0%
Materials 0.6%
Real Estate 0.5%

Value	Value
Real Estate	0.5%
Materials	0.6%
Utilities	1.0%
Money Market Funds	1.2%
Energy	1.6%
Consumer Staples	2.5%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
Industrials	3.7%
Health Care	3.7%
Communication Services	4.8%
Consumer Discretionary	4.9%
Exchange-Traded Funds	7.4%
Financials	8.7%
Corporate Bonds	11.6%
Information Technology	15.1%
U.S. Treasury Obligations	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
iShares Gold Trust	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
Microsoft Corporation	3.6%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	2.8%
NVIDIA Corporation	2.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Bill, 3.641%, due 01/22/26	2.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

James Balanced: Golden Rainbow Fund - Retail Class (GLRBX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-GLRBX

James Balanced: Golden Rainbow Fund

Institutional Class (GLRIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.98%

Fund Statistics

  Net Assets$416,473,170
  Number of Portfolio Holdings104
  Total Advisory Fees Paid $1,557,751
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.2%
Corporate Bonds	11.7%
Exchange-Traded Funds	7.4%
Money Market Funds	1.2%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
U.S. Treasury Obligations	26.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Real Estate	0.5%
Materials	0.6%
Utilities	1.0%
Money Market Funds	1.2%
Energy	1.6%
Consumer Staples	2.5%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
Industrials	3.7%
Health Care	3.7%
Communication Services	4.8%
Consumer Discretionary	4.9%
Exchange-Traded Funds	7.4%
Financials	8.7%
Corporate Bonds	11.6%
Information Technology	15.1%
U.S. Treasury Obligations	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
iShares Gold Trust	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
Microsoft Corporation	3.6%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	2.8%
NVIDIA Corporation	2.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Bill, 3.641%, due 01/22/26	2.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

James Balanced: Golden Rainbow Fund - Institutional Class (GLRIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-GLRIX

James Small Cap Fund

(JASCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$79	1.50%

Fund Statistics

  Net Assets$73,883,302
  Number of Portfolio Holdings94
  Total Advisory Fees Paid (net of waivers)$434,969
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 26.7%
Consumer Discretionary 14.2%
Health Care 11.9%
Industrials 11.1%
Information Technology 9.9%
Real Estate 7.4%
Consumer Staples 4.4%
Energy 3.8%
Materials 3.7%
Money Market Funds 3.5%
Utilities 2.8%
Communication Services 0.7%

Value	Value
Communication Services	0.7%
Utilities	2.8%
Money Market Funds	3.5%
Materials	3.7%
Energy	3.8%
Consumer Staples	4.4%
Real Estate	7.4%
Information Technology	9.9%
Industrials	11.1%
Health Care	11.9%
Consumer Discretionary	14.2%
Financials	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	4.8%
Brinker International, Inc.	3.8%
Evercore, Inc. - Class A	3.7%
Piper Sandler Companies	3.2%
MGIC Investment Corporation	2.1%
Coca-Cola Consolidated, Inc.	2.1%
Warrior Met Coal, Inc.	1.9%
Radian Group, Inc.	1.8%
PC Connection, Inc.	1.8%
Patrick Industries, Inc.	1.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

James Small Cap Fund (JASCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-JASCX

James Micro Cap Fund

(JMCRX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$78	1.50%

Fund Statistics

  Net Assets$26,976,354
  Number of Portfolio Holdings78
  Total Advisory Fees Paid $201,425
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Exchange-Traded Funds	5.0%
Money Market Funds	1.8%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 28.2%
Health Care 16.5%
Information Technology 14.0%
Industrials 12.0%
Consumer Discretionary 9.7%
Exchange-Traded Funds 5.0%
Consumer Staples 4.9%
Materials 4.3%
Energy 2.7%
Money Market Funds 1.8%
Utilities 0.9%
Real Estate 0.2%

Value	Value
Real Estate	0.2%
Utilities	0.9%
Money Market Funds	1.8%
Energy	2.7%
Materials	4.3%
Consumer Staples	4.9%
Exchange-Traded Funds	5.0%
Consumer Discretionary	9.7%
Industrials	12.0%
Information Technology	14.0%
Health Care	16.5%
Financials	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	6.6%
iShares Russell Micro-Cap ETF	5.1%
Nova Ltd.	4.8%
United States Lime & Minerals, Inc.	3.5%
Merchants Bancorp	2.9%
Piper Sandler Companies	2.9%
Donnelley Financial Solutions, Inc.	2.9%
OFG Bancorp	2.9%
Federal Agricultural Mortgage Corporation - Class C	2.9%
Nelnet, Inc. - Class A	2.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

James Micro Cap Fund (JMCRX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-JMCRX

James Aggressive Allocation Fund

(JAVAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$54	1.01%

Fund Statistics

  Net Assets$28,369,894
  Number of Portfolio Holdings77
  Total Advisory Fees Paid $136,669
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Corporate Bonds	6.6%
Exchange-Traded Funds	4.3%
Money Market Funds	1.5%
U.S. Government & Agencies	0.4%
U.S. Treasury Obligations	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology
24.3%
Financials
14.6%
Communication Services
10.0%
Health Care
7.3%
U.S. Treasury Obligations
6.7%
Corporate Bonds
6.6%
Consumer Discretionary
5.4%
Industrials
5.1%
Exchange-Traded Funds
4.3%
Energy
4.1%
Consumer Staples
3.9%
Real Estate
2.1%
Utilities
1.9%
Materials
1.7%
Money Market Funds
1.5%
U.S. Government & Agencies
0.4%

Value	Value
U.S. Government & Agencies	0.4%
Money Market Funds	1.5%
Materials	1.7%
Utilities	1.9%
Real Estate	2.1%
Consumer Staples	3.9%
Energy	4.1%
Exchange-Traded Funds	4.3%
Industrials	5.1%
Consumer Discretionary	5.4%
Corporate Bonds	6.6%
U.S. Treasury Obligations	6.7%
Health Care	7.3%
Communication Services	10.0%
Financials	14.6%
Information Technology	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Alphabet, Inc. - Class A	4.9%
Enova International, Inc.	4.2%
Broadcom, Inc.	3.7%
Apple, Inc.	3.1%
Goldman Sachs Group, Inc. (The)	2.8%
Microsoft Corporation	2.8%
Meta Platforms, Inc. - Class A	2.6%
JPMorgan Chase & Company	2.3%
Cadence Design Systems, Inc.	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

James Aggressive Allocation Fund (JAVAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-JAVAX

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Semi-Annual Financial Statements and Additional Information

December 31, 2025

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

TABLE OF CONTENTS

Schedule of Investments
James Balanced: Golden Rainbow Fund	3
James Small Cap Fund	8
James Micro Cap Fund	11
James Aggressive Allocation Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	24
James Balanced: Golden Rainbow Fund – Retail Class	24
James Balanced: Golden Rainbow Fund – Institutional Class	25
James Small Cap Fund	26
James Micro Cap Fund	27
James Aggressive Allocation Fund	28
Notes to Financial Statements	29
Additional Information	37

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 47.1%
Communication Services - 4.8%
Alphabet, Inc. - Class A	37,159	$11,630,767
Fox Corporation - Class B	16,459	1,068,683
Meta Platforms, Inc. - Class A	6,405	4,227,876
T-Mobile US, Inc.	15,000	3,045,600
		19,972,926
Consumer Discretionary - 4.9%
Amazon.com, Inc. (a)	28,989	6,691,241
Deckers Outdoor Corporation (a)	9,987	1,035,352
Home Depot, Inc. (The)	10,265	3,532,187
M/I Homes, Inc. (a)	17,000	2,175,150
McDonald’s Corporation	15,786	4,824,675
TJX Companies, Inc. (The)	15,000	2,304,150
		20,562,755
Consumer Staples - 2.5%
Casey’s General Stores, Inc.	3,452	1,907,955
Coca-Cola Consolidated, Inc.	5,839	895,119
Procter & Gamble Company (The)	7,104	1,018,074
Walmart, Inc.	61,285	6,827,762
		10,648,910
Energy - 1.6%
Chevron Corporation	20,000	3,048,200
Exxon Mobil Corporation	15,605	1,877,906
Valero Energy Corporation	10,032	1,633,109
		6,559,215
Financials - 8.7%
Arthur J. Gallagher & Company	9,295	2,405,453
Bancorp, Inc. (The) (a)	24,149	1,630,540
Berkshire Hathaway, Inc. - Class B (a)	7,007	3,522,069
BlackRock, Inc.	1,642	1,757,498
Enova International, Inc. (a)	49,844	7,835,477
Goldman Sachs Group, Inc. (The)	4,377	3,847,383
JPMorgan Chase & Company	30,926	9,964,977
MGIC Investment Corporation	31,967	934,076
Nelnet, Inc. - Class A	15,000	1,994,400
Regions Financial Corporation	89,093	2,414,420
		36,306,293
Health Care - 3.7%
Abbott Laboratories	19,650	2,461,949
AbbVie, Inc.	13,000	2,970,370
AstraZeneca plc - ADR	16,251	1,493,954
Eli Lilly & Company	4,540	4,879,046
Johnson & Johnson	10,625	2,198,844
McKesson Corporation	1,709	1,401,876
		15,406,039
Industrials - 3.7%
ABB Ltd. - ADR	36,350	2,688,810
Caterpillar, Inc.	9,252	5,300,193
Eaton Corporation plc	8,845	2,817,220
General Electric Company	4,150	1,278,325
United Rentals, Inc.	4,060	3,285,839
		15,370,387

See Notes to Financial Statements.
Financial Statements | December 31, 2025	3

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
Information Technology - 15.1%
Apple, Inc.	50,105	$13,621,545
ASML Holding N.V.	2,049	2,192,143
Broadcom, Inc.	16,803	5,815,518
Jabil, Inc.	19,148	4,366,127
Mastercard, Inc. - Class A	9,000	5,137,920
Microsoft Corporation	30,708	14,851,004
Nova Ltd. (a)	14,166	4,651,973
NVIDIA Corporation	59,028	11,008,723
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	1,073,947
		62,718,900
Materials - 0.6%
Linde plc	2,309	984,534
Southern Copper Corporation	5,907	847,477
Steel Dynamics, Inc.	3,717	629,846
		2,461,857
Real Estate - 0.5%
CBRE Group, Inc. - Class A (a)	12,898	2,073,869

Utilities - 1.0%
American Electric Power Company, Inc.	19,082	2,200,346
Iberdrola S.A. - ADR	22,276	1,924,646
		4,124,992
Total Common Stocks
(Cost $72,029,995)		$196,206,143

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.4%
Global X Defense Tech ETF	32,502	$2,105,804
iShares Gold Trust (a)	193,533	15,709,074
iShares MSCI EAFE ETF	35,600	3,418,668
iShares Russell 2000 ETF	25,000	6,154,000
iShares Silver Trust (a)	28,989	1,867,471
Vanguard FTSE Emerging Markets ETF	27,506	1,478,723
Total Exchange-Traded Funds
(Cost $15,512,635)		$30,733,740

	Par Value	Value
CORPORATE BONDS - 11.6%
Communication Services - 0.7%
Comcast Corporation,
5.350%, due 11/15/27	$2,000,000	$2,046,254
5.300%, due 05/15/35	1,000,000	1,022,462
		3,068,716
Consumer Staples - 1.7%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,463,358
McDonald’s Corporation, 6.300%, due 10/15/37	1,000,000	1,111,544
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,499,572
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,116,012
		7,190,486

See Notes to Financial Statements.
4	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Par Value	Value
Energy - 0.5%
Energy Transfer LP, 5.550%, due 05/15/34	$2,000,000	$2,055,313

Financials - 3.5%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	2,000,000	1,966,254
Bank of America Corporation, 1.250%, due 09/24/26	2,000,000	1,961,518
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	4,136,201
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,013,199
Morgan Stanley, 5.320%, due 07/19/35 (b)	2,500,000	2,573,504
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,012,714
		14,663,390
Health Care - 2.0%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	1,033,400
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,589,239
UC Health, LLC, 5.858%, due 08/01/35	2,500,000	2,613,128
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	2,032,270
		8,268,037
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,299,217
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,047,351
		3,346,568
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,471,991
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	991,207
		3,463,198
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	1,016,673

Real Estate - 0.9%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	995,722
Public Storage Operating Company, 4.375%, due 07/01/30	2,500,000	2,520,403
		3,516,125
Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	979,770
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	978,847
		1,958,617
Total Corporate Bonds
(Cost $47,546,837)		$48,547,123

See Notes to Financial Statements.
Financial Statements | December 31, 2025	5

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Par Value	Value
MORTGAGE-BACKED SECURITIES - 2.6%
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association,
3.500%, due 09/01/33	$2,140,976	$2,099,416
3.500%, due 05/25/47	167,628	163,172
2.500%, due 01/01/57	9,950,630	8,469,067
Total Mortgage-Backed Securities
(Cost $11,925,982)		$10,731,655

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 3.4%
Federal Farm Credit Bank - 2.2%
Federal Farm Credit Bank,
2.750%, due 11/06/26	$5,725,000	$5,688,616
4.210%, due 10/02/30	2,500,000	2,499,616
4.780%, due 10/29/35	1,000,000	997,720
		9,185,952
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank,
1.020%, due 09/17/26	2,500,000	2,454,999
5.000%, due 06/26/29	2,500,000	2,516,435
		4,971,434
Total U.S. Government & Agencies
(Cost $14,218,033)		$14,157,386

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 26.4%
U.S. Treasury Bills (b) - 2.4%
3.641%, due 01/22/26	$10,000,000	$9,980,259

U.S. Treasury Bonds - 13.7%
5.500%, due 08/15/28	15,000,000	15,740,625
5.375%, due 02/15/31	20,000,000	21,502,344
4.375%, due 02/15/38	5,000,000	5,044,336
4.625%, due 11/15/44	5,000,000	4,899,609
4.750%, due 02/15/45	10,000,000	9,949,219
		57,136,133
U.S. Treasury Notes - 10.3%
4.250%, due 11/30/26	10,000,000	10,061,263
2.375%, due 05/15/27	10,000,000	9,849,219
4.375%, due 05/15/34	15,000,000	15,328,711
4.250%, due 05/15/35	7,500,000	7,562,109
		42,801,302
Total U.S. Treasury Obligations
(Cost $108,477,641)		$109,917,694

See Notes to Financial Statements.
6	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.67% (c) (Cost $4,853,390)	4,853,390	$4,853,390

Total Investments at Value - 99.7%
(Cost $274,564,513)		$415,147,131
Other Assets in Excess of Liabilities - 0.3%		1,306,039
Net Assets - 100.0%		$416,453,170

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | December 31, 2025	7

James Small Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 0.7%
Nexstar Media Group, Inc.	2,427	$492,802

Consumer Discretionary - 14.2%
Academy Sports & Outdoors, Inc.	9,709	485,062
Adtalem Global Education, Inc. (a)	4,847	501,519
Beazer Homes USA, Inc. (a)	16,770	339,928
Boot Barn Holdings, Inc. (a)	5,541	977,821
Brinker International, Inc. (a)	19,704	2,827,919
Buckle, Inc. (The)	11,452	611,765
Kontoor Brands, Inc.	5,775	352,795
M/I Homes, Inc. (a)	5,458	698,351
Patrick Industries, Inc.	11,845	1,284,353
Urban Outfitters, Inc. (a)	12,104	910,947
Winmark Corporation	1,313	531,686
YETI Holdings, Inc. (a)	22,861	1,009,770
		10,531,916
Consumer Staples - 4.4%
Andersons, Inc. (The)	11,505	611,721
Casey’s General Stores, Inc.	342	189,027
Coca-Cola Consolidated, Inc.	10,207	1,564,732
PriceSmart, Inc.	7,507	920,884
		3,286,364
Energy - 3.8%
Chord Energy Corporation	3,457	320,464
Core Natural Resources, Inc.	3,313	293,234
HF Sinclair Corporation	10,912	502,825
Magnolia Oil & Gas Corporation - Class A	23,525	514,962
Matador Resources Company	14,016	594,839
Murphy Oil Corporation	18,168	567,750
		2,794,074
Financials - 26.7%
American Financial Group, Inc.	2,975	406,623
Assured Guaranty Ltd.	13,368	1,201,382
Axos Financial, Inc. (a)	7,498	646,028
Bancorp, Inc. (The) (a)	8,846	597,282
BankUnited, Inc.	8,894	396,406
Enova International, Inc. (a)	22,675	3,564,510
Evercore, Inc. - Class A	8,141	2,769,975
EZCORP, Inc. - Class A (a)	46,600	904,972
Federated Hermes, Inc. - Class B	8,893	463,059
First BanCorporation	60,255	1,249,085
Houlihan Lokey, Inc.	5,219	909,098
MGIC Investment Corporation	54,020	1,578,464
Piper Sandler Companies	6,856	2,329,052
Radian Group, Inc.	36,949	1,329,795
SouthState Bank Corporation	6,788	638,819
WisdomTree, Inc.	58,595	714,273
		19,698,823

See Notes to Financial Statements.
8	www.jamesinvestment.com

James Small Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
Health Care - 11.9%
Alkermes plc (a)	10,212	$285,732
ANI Pharmaceuticals, Inc. (a)	4,618	364,545
Catalyst Pharmaceuticals, Inc. (a)	33,482	781,470
Corcept Therapeutics, Inc. (a)	17,005	591,774
Dynavax Technologies Corporation (a)	70,439	1,083,352
Emergent BioSolutions, Inc. (a)	49,485	611,635
Ensign Group, Inc. (The)	2,774	483,231
Halozyme Therapeutics, Inc. (a)	12,754	858,344
Innoviva, Inc. (a)	55,904	1,117,521
Integer Holdings Corporation (a)	7,067	554,265
National HealthCare Corporation	4,427	606,898
Option Care Health, Inc. (a)	13,012	414,562
Supernus Pharmaceuticals, Inc. (a)	20,863	1,036,890
		8,790,219
Industrials - 11.1%
Applied Industrial Technologies, Inc.	1,800	462,186
Avista Corporation	15,906	613,017
Boise Cascade Company	10,080	741,888
FTI Consulting, Inc. (a)	7,168	1,224,509
Generac Holdings, Inc. (a)	5,501	750,171
Hillenbrand, Inc.	14,981	475,197
Powell Industries, Inc.	2,919	930,519
Ryder System, Inc.	4,356	833,695
Sterling Infrastructure, Inc. (a)	3,339	1,022,502
WESCO International, Inc.	4,767	1,166,200
		8,219,884
Information Technology - 9.9%
ACM Research, Inc. - Class A (a)	29,471	1,162,631
Avnet, Inc.	10,682	513,591
Axcelis Technologies, Inc. (a)	4,849	389,569
Concentrix Corporation	3,235	134,511
DXC Technology Company (a)	50,173	735,034
GigaCloud Technology, Inc - Class A (a)	17,930	704,290
InterDigital, Inc.	1,932	615,110
Nova Ltd. (a)	3,866	1,269,556
PC Connection, Inc.	22,420	1,294,979
Progress Software Corporation (a)	7,780	334,229
TD SYNNEX Corporation	1,235	185,534
		7,339,034
Materials - 3.7%
Cleveland-Cliffs, Inc. (a)	24,575	326,356
Graphic Packaging Holding Company	17,989	270,914
Innospec, Inc.	6,901	528,203
Sylvamo Corporation	4,319	207,960
Warrior Met Coal, Inc.	15,660	1,380,742
		2,714,175
Real Estate - 7.4%
Agree Realty Corporation	13,224	952,525
Apple Hospitality REIT, Inc.	40,416	478,930
CareTrust REIT, Inc.	7,174	259,412
EPR Properties	6,649	331,785
Kite Realty Group Trust	21,361	512,022

See Notes to Financial Statements.
Financial Statements | December 31, 2025	9

James Small Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
Real Estate - 7.4% (continued)
National Storage Affiliates Trust	13,345	$376,462
Sabra Health Care REIT, Inc.	23,904	452,742
SL Green Realty Corporation	8,510	390,354
STAG Industrial, Inc.	11,030	405,463
Terreno Realty Corporation	9,740	571,835
Urban Edge Properties	15,541	298,232
Xenia Hotel & Resorts, Inc.	28,703	405,860
		5,435,622
Utilities - 2.8%
IDACORP, Inc.	4,898	619,891
Otter Tail Corporation	10,564	853,677
Portland General Electric Company	11,816	567,050
		2,040,618
Total Common Stocks
(Cost $48,245,127)		$71,343,531

	Shares	Value
MONEY MARKET FUNDS - 3.5%
First American Treasury Obligations Fund - Class X, 3.67% (b) (Cost $2,621,368)	2,621,368	$2,621,368

Total Investments at Value - 100.1%
(Cost $50,866,495)		$73,964,899
Liabilities in Excess of Other Assets - (0.1%)		(81,597)
Net Assets - 100.0%		$73,883,302

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

See Notes to Financial Statements.
10	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 9.7%
Build-A-Bear Workshop, Inc.	4,044	$247,776
Century Communities, Inc.	4,662	276,690
Haverty Furniture Companies, Inc.	13,509	315,570
M/I Homes, Inc. (a)	4,097	524,211
Modine Manufacturing Company (a)	4,078	544,454
Oxford Industries, Inc.	1,280	43,776
Patrick Industries, Inc.	6,066	657,736
		2,610,213
Consumer Staples - 4.9%
Central Garden & Pet Company - Class A (a)	16,385	478,278
Ingles Markets, Inc. - Class A	10,714	734,445
Spectrum Brands Holdings, Inc.	1,602	94,646
		1,307,369
Energy - 2.7%
Civitas Resources, Inc.	4,523	122,528
Dorian LPG Ltd.	9,544	232,301
PrimeEnergy Resources Corporation (a)	751	128,421
REX American Resources Corporation (a)	7,220	233,350
		716,600
Financials - 28.2%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	150,391
Bancorp, Inc. (The) (a)	6,900	465,888
Donnelley Financial Solutions, Inc. (a)	16,726	780,937
Enova International, Inc. (a)	11,277	1,772,745
EZCORP, Inc. - Class A (a)	5,505	106,907
Federal Agricultural Mortgage Corporation - Class C	4,406	773,561
Investar Holding Corporation	8,542	228,242
Merchants Bancorp	23,196	790,056
Nelnet, Inc. - Class A	5,646	750,692
OFG Bancorp	18,941	776,203
Piper Sandler Companies	2,323	789,146
QCR Holdings, Inc.	1,072	89,298
Skyward Specialty Insurance Group, Inc. (a)	2,632	134,522
		7,608,588
Health Care - 16.5%
Artivion, Inc. (a)	6,753	308,004
Atara Biotherapeutics, Inc. (a)	4,160	75,254
Aveanna Healthcare Holdings, Inc. (a)	7,437	60,760
Collegium Pharmaceutical, Inc. (a)	5,755	266,457
CorMedix, Inc. (a)	6,209	72,211
Dynavax Technologies Corporation (a)	11,764	180,930
Emergent BioSolutions, Inc. (a)	12,175	150,483
Innoviva, Inc. (a)	20,082	401,439
Integer Holdings Corporation (a)	6,396	501,639
iRadimed Corporation	2,400	233,472
Kiniksa Pharmaceuticals International plc (a)	6,909	284,996
LeMaitre Vascular, Inc.	2,165	175,582
Pennant Group, Inc. (The) (a)	5,582	157,133
Phibro Animal Health Corporation - Class A	6,070	226,775
Semler Scientific, Inc. (a)	2,765	42,277
SIGA Technologies, Inc. (a)	52,400	320,164

See Notes to Financial Statements.
Financial Statements | December 31, 2025	11

James Micro Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
Health Care - 16.5% (continued)
Stoke Therapeutics, Inc. (a)	2,023	$64,210
Tactile Systems Technology, Inc. (a)	4,236	122,844
Theravance Biopharma, Inc. (a)	14,367	268,806
UFP Technologies, Inc. (a)	1,193	264,882
Zymeworks, Inc. (a)	10,578	278,519
		4,456,837
Industrials - 12.0%
Acme United Corporation	2,095	84,449
Allegiant Travel Company (a)	888	75,720
ArcBest Corporation	5,285	392,094
Argan, Inc.	628	196,766
Blue Bird Corporation (a)	3,750	176,250
Boise Cascade Company	2,500	184,000
CRA International, Inc.	3,384	679,151
Genco Shipping & Trading Ltd.	8,000	147,440
GEO Group, Inc. (The) (a)	7,691	123,979
Insteel Industries, Inc.	3,500	110,845
NWPX Infrastructure, Inc. (a)	3,394	212,091
Powell Industries, Inc.	389	124,005
Sterling Infrastructure, Inc. (a)	604	184,963
Unitil Corporation	3,401	164,744
V2X, Inc. (a)	6,950	379,123
		3,235,620
Information Technology - 14.0%
Axcelis Technologies, Inc. (a)	3,408	273,799
Concentrix Corporation	5,326	221,455
ePlus, Inc.	4,600	403,420
Nova Ltd. (a)	3,906	1,282,692
Nutex Health, Inc. (a)	402	66,177
PC Connection, Inc.	12,184	703,748
Photronics, Inc. (a)	22,198	710,336
ScanSource, Inc. (a)	3,090	120,695
		3,782,322
Materials - 4.3%
Innospec, Inc.	2,821	215,919
United States Lime & Minerals, Inc.	7,966	953,849
		1,169,768
Real Estate - 0.2%
Xenia Hotel & Resorts, Inc.	3,907	55,245

Utilities - 0.9%
Clearway Energy, Inc. - Class C	7,332	243,862

Total Common Stocks
(Cost $12,977,363)		$25,186,424

See Notes to Financial Statements.
12	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.0%
iShares Russell Micro-Cap ETF (Cost $1,282,548)	8,653	$1,364,578

	Shares	Value
RIGHT - 0.0% (b)
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$947

	Shares	Value
MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 3.67% (e) (Cost $479,835)	479,835	$479,835

Total Investments at Value - 100.2%
(Cost $14,757,688)		$27,031,784
Liabilities in Excess of Other Assets - (0.2%)		(55,430)
Net Assets - 100.0%		$26,976,354

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Expiration date not available.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the 7-day effective yield as of December 31, 2025.

See Notes to Financial Statements.
Financial Statements | December 31, 2025	13

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.4%
Communication Services - 10.0%
Alphabet, Inc. - Class A	4,400	$1,377,200
AT&T, Inc.	13,250	329,130
Meta Platforms, Inc. - Class A	1,100	726,099
T-Mobile US, Inc.	2,000	406,080
		2,838,509
Consumer Discretionary - 5.4%
Amazon.com, Inc. (a)	600	138,492
Boot Barn Holdings, Inc. (a)	1,650	291,176
Home Depot, Inc. (The)	700	240,870
M/I Homes, Inc. (a)	2,000	255,900
McDonald’s Corporation	1,000	305,630
Tractor Supply Company	6,025	301,310
		1,533,378
Consumer Staples - 3.9%
Coca-Cola Consolidated, Inc.	500	76,650
Costco Wholesale Corporation	250	215,585
Procter & Gamble Company (The)	1,700	243,627
Walmart, Inc.	5,100	568,191
		1,104,053
Energy - 4.1%
Cheniere Energy, Inc.	845	164,260
Chevron Corporation	2,000	304,820
Matador Resources Company	5,000	212,200
Petroleo Brasileiro S.A. - ADR	20,000	237,000
Valero Energy Corporation	1,500	244,185
		1,162,465
Financials - 14.6%
Bancorp, Inc. (The) (a)	4,900	330,848
BlackRock, Inc.	475	508,412
Charles Schwab Corporation (The)	3,000	299,730
Enova International, Inc. (a)	7,500	1,179,000
Goldman Sachs Group, Inc. (The)	915	804,285
JPMorgan Chase & Company	2,000	644,440
MGIC Investment Corporation	5,200	151,944
Primerica, Inc.	800	206,688
		4,125,347
Health Care - 7.3%
AbbVie, Inc.	1,250	285,612
AstraZeneca plc - ADR	4,000	367,720
Cigna Group (The)	800	220,184
Eli Lilly & Company	525	564,207
HCA Healthcare, Inc.	700	326,802
Johnson & Johnson	1,500	310,425
		2,074,950
Industrials - 5.1%
ABB Ltd. - ADR	3,850	284,785
Caterpillar, Inc.	800	458,296
Eaton Corporation plc	1,175	374,249
General Electric Company	1,090	335,752
		1,453,082

See Notes to Financial Statements.
14	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
Information Technology - 24.3%
Apple, Inc.	3,200	$869,952
Arista Networks, Inc. (a)	2,000	262,060
ASML Holding N.V.	575	615,169
Broadcom, Inc.	3,000	1,038,300
Cadence Design Systems, Inc. (a)	1,975	617,346
Jabil, Inc.	1,800	410,436
Mastercard, Inc. - Class A	690	393,907
Microsoft Corporation	1,640	793,137
NVIDIA Corporation	7,500	1,398,750
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,650	501,419
		6,900,476
Materials - 1.7%
Linde plc	400	170,556
Steel Dynamics, Inc.	1,800	305,010
		475,566
Real Estate - 2.1%
Digital Realty Trust, Inc.	1,500	232,065
Welltower, Inc.	2,000	371,220
		603,285
Utilities - 1.9%
Iberdrola S.A. - ADR	2,700	233,280
NextEra Energy, Inc.	3,780	303,458
		536,738
Total Common Stocks
(Cost $11,047,838)		$22,807,849

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.3%
Global X Defense Tech ETF	4,500	$291,555
iShares MSCI Germany ETF	3,400	144,500
Range Nuclear Renaissance Index ETF	5,000	317,500
Select STOXX Europe Aerospace & Defense ETF	6,281	264,618
SPDR Gold Shares (a)	500	198,155
Total Exchange-Traded Funds
(Cost $1,045,949)		$1,216,328

See Notes to Financial Statements.
Financial Statements | December 31, 2025	15

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Par Value	Value
CORPORATE BONDS - 6.6%
Consumer Discretionary - 1.6%
Starbucks Corporation, 2.550%, due 11/15/30	$500,000	$462,190

Financials - 2.8%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	500,000	491,563
Bank of Montreal, 2.000%, due 12/22/26	200,000	194,956
State Street Corporation, 5.272%, due 08/03/26	100,000	100,636
		787,155
Health Care - 1.2%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	247,905
Cigna Group (The), 5.125%, due 05/15/31	100,000	103,340
		351,245
Information Technology - 0.6%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	176,881

Real Estate - 0.4%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	100,000	99,572

Total Corporate Bonds
(Cost $1,939,029)		$1,877,043

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 0.4%
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank, 4.780%, due 10/29/35 (Cost $99,703)	$100,000	$99,772

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 6.7%
U.S. Treasury Bills (b) - 0.9%
4.115%, due 01/22/26	$250,000	$249,506

U.S. Treasury Bonds - 3.2%
3.625%, due 02/15/44	100,000	85,848
4.750%, due 02/15/45	100,000	99,492
2.250%, due 08/15/49	750,000	470,361
4.250%, due 02/15/54	300,000	271,219
		926,920
U.S. Treasury Notes - 2.6%
4.250%, due 11/30/26	75,000	75,459
2.625%, due 02/15/29	150,000	145,852
4.375%, due 05/15/34	250,000	255,479
4.250%, due 05/15/35	250,000	252,070
		728,860
Total U.S. Treasury Obligations
(Cost $1,950,828)		$1,905,286

See Notes to Financial Statements.
16	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 3.67% (c) (Cost $433,264)	433,264	$433,264

Total Investments at Value - 99.9%
(Cost $16,516,611)		$28,339,542
Other Assets in Excess of Liabilities - 0.1%		30,352
Net Assets - 100.0%		$28,369,894

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | December 31, 2025	17

James Advantage Funds	Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
ASSETS

Investment securities:
At cost	$274,564,513	$50,866,495	$14,757,688	$16,516,611
At value	415,147,131	73,964,899	27,031,784	28,339,542
Receivable for capital shares sold	3,552	7,380	2,037	274
Dividends and interest receivable	2,006,795	44,097	11,816	54,348
Tax reclaims receivable	26,565	—	—	2,121
Other assets	19,613	2,499	885	—
Total Assets	417,203,656	74,018,875	27,046,522	28,396,285

LIABILITIES

Payable for capital shares redeemed	37,232	14,004	30,284	—
Accrued expenses:
Management fees (Note 4)	262,946	79,879	35,018	23,031
Administration fees (Note 4)	15,827	—	—	—
12b-1 distribution and service fees (Note 4)	138,984	40,932	—	—
Trustee fees (Note 4)	54,319	758	4,866	3,360
Other accrued expenses	221,178	—	—	—
Total Liabilities	730,486	135,573	70,168	26,391
Net Assets	$416,473,170	$73,883,302	$26,976,354	$28,369,894

NET ASSETS CONSIST OF

Paid-in capital	$270,191,566	$50,539,125	$13,885,058	$16,651,648
Accumulated earnings	146,281,604	23,344,177	13,091,296	11,718,246
Net Assets	$416,473,170	$73,883,302	$26,976,354	$28,369,894

PRICING OF RETAIL CLASS SHARES

Net assets	$314,631,219	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	13,135,515	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$23.95	N/A	N/A	N/A

PRICING OF INSTITUTIONAL CLASS SHARES

Net assets	$101,841,951	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	4,334,316	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$23.50	N/A	N/A	N/A

PRICING OF SHARES

Net assets	N/A	$73,883,302	$26,976,354	$28,369,894
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	N/A	1,761,061	1,215,760	1,741,103
Net assets value, offering price and redemption price per share	N/A	$41.95	$22.19	$16.29

See Notes to Financial Statements.
18	www.jamesinvestment.com

James Advantage Funds	Statements of Operations
For the Six Months End December 31, 2025 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
INVESTMENT INCOME
Dividends (Net of withholding taxes and reclaims receivable of $10,907, $3,254, $3,143 and $3,287, respectively)	$1,207,450	$568,893	$157,787	$136,723
Interest	3,884,312	—	—	79,306
Total Income	5,091,762	568,893	157,787	216,029
EXPENSES
Management fees (Note 4)	1,557,751	434,969	201,425	136,669
12b-1 distribution and service fees - Retail Class (Note 4)	397,848	—	—	—
12b-1 distribution and service fees (Note 4)	—	89,052	—	—
Administration fees (Note 4)	105,256	—	—	—
Trustee fees and expenses (Note 4)	112,562	7,699	5,255	4,418
Insurance fees	59,991	—	—	—
Audit and tax services fees	44,101	—	—	—
Legal fees	37,422	—	—	—
Transfer agent fees (Note 4)	31,343	—	—	—
Custodian fees	24,584	—	—	—
Registration fees	21,285	—	—	—
Shareholder reporting expenses	13,811	—	—	—
Other expenses	54,597	—	—	—
Total Expenses	2,460,551	531,720	206,680	141,087
Net Investment Income (Loss)	2,631,211	37,173	(48,893)	74,942
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	10,035,462	208,667	2,572,545	270,903
Net change in unrealized appreciation (depreciation) on investments	21,319,833	5,637,748	(540,195)	2,417,346
Net Realized and Unrealized Gains on Investments	31,355,295	5,846,415	2,032,350	2,688,249
Net Increase in Net Assets Resulting from Operations	$33,986,506	$5,883,588	$1,983,457	$2,763,191

See Notes to Financial Statements.
Financial Statements | December 31, 2025	19

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income	$2,631,211	$5,604,157
Net realized gains from investment transactions	10,035,462	17,056,651
Net change in unrealized appreciation (depreciation) on investments	21,319,833	11,585,506
Net increase in net assets resulting from operations	33,986,506	34,246,314

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)

Retail Class Shares	(13,230,869)	(10,945,847)
Institutional Class	(4,515,914)	(3,657,851)
Decrease in net assets from distributions to shareholders	(17,746,783)	(14,603,698)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares
Proceeds from shares sold	2,932,803	4,475,871
Net asset value of shares issued in reinvestment of distributions to shareholders	13,027,253	10,779,906
Payments for shares redeemed	(25,841,366)	(49,833,195)
Net decrease in net assets from Retail Class capital share transactions	(9,881,310)	(34,577,418)

Institutional Class Shares
Proceeds from shares sold	1,354,609	8,666,917
Net asset value of shares issued in reinvestment of distributions to shareholders	4,291,427	3,472,919
Payments for shares redeemed	(6,896,753)	(13,711,053)
Net decrease in net assets from Institutional Class capital share transactions	(1,250,717)	(1,571,217)
Total increase (decrease) in net assets	5,107,696	(16,506,019)

NET ASSETS:

Beginning of period	411,365,474	427,871,493
End of period	$416,473,170	$411,365,474

CAPITAL SHARE ACTIVITY

Retail Class
Shares sold	120,690	198,864
Shares issued in reinvestment of distributions to shareholders	543,136	473,594
Shares redeemed	(1,076,418)	(2,212,159)
Net decrease in shares outstanding	(412,592)	(1,539,701)
Shares outstanding, beginning of period	13,548,107	15,087,808
Shares outstanding, end of period	13,135,515	13,548,107

Institutional Class Shares
Shares sold	57,046	391,954
Shares issued in reinvestment of distributions to shareholders	182,237	155,447
Shares redeemed	(291,604)	(617,168)
Net decrease in shares outstanding	(52,321)	(69,767)
Shares outstanding, beginning of period	4,386,637	4,456,404
Shares outstanding, end of period	4,334,316	4,386,637

See Notes to Financial Statements.
20	www.jamesinvestment.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income	$37,173	$86,891
Net realized gains from investment transactions	208,667	2,705,729
Net change in unrealized appreciation (depreciation) on investments	5,637,748	2,527,271
Net increase in net assets resulting from operations	5,883,588	5,319,891

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,431,603)	(3,261,603)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	19,621,967	9,202,169
Net asset value of shares issued in reinvestment of distributions to shareholders	2,381,161	3,213,346
Payments for shares redeemed	(3,329,489)	(7,569,754)
Net increase in net assets from capital share transactions	18,673,639	4,845,761
Total increase in net assets	22,125,624	6,904,049

NET ASSETS

Beginning of period	51,757,678	44,853,629
End of period	$73,883,302	$51,757,678

CAPITAL SHARE ACTIVITY

Shares sold	479,694	230,443
Shares issued in reinvestment of distributions to shareholders	56,225	78,385
Shares redeemed	(79,126)	(194,325)
Net increase in shares outstanding	456,793	114,503
Shares outstanding, beginning of period	1,304,268	1,189,765
Shares outstanding, end of period	1,761,061	1,304,268

See Notes to Financial Statements.
Financial Statements | December 31, 2025	21

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment loss	$(48,893)	$(33,512)
Net realized gains (losses) from investment transactions	2,572,545	(1,366,707)
Net change in unrealized appreciation (depreciation) on investments	(540,195)	1,623,625
Net increase in net assets resulting from operations	1,983,457	223,406

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(275,808)	(401,574)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	194,620	1,335,316
Net asset value of shares issued in reinvestment of distributions to shareholders	272,973	397,226
Payments for shares redeemed	(2,084,511)	(2,278,951)
Net decrease in net assets from capital share transactions	(1,616,918)	(546,409)
Total increase (decrease) in net assets	90,731	(724,577)

NET ASSETS

Beginning of period	26,885,623	27,610,200
End of period	$26,976,354	$26,885,623

CAPITAL SHARE ACTIVITY

Shares sold	8,730	62,827
Shares issued in reinvestment of distributions to shareholders	12,408	17,233
Shares redeemed	(95,369)	(111,614)
Net decrease in shares outstanding	(74,231)	(31,554)
Shares outstanding, beginning of period	1,289,991	1,321,545
Shares outstanding, end of period	1,215,760	1,289,991

See Notes to Financial Statements.
22	www.jamesinvestment.com

James Aggressive Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
FROM OPERATIONS

Net investment income	$74,942	$165,231
Net realized gains from investment transactions	270,903	207,338
Net change in unrealized appreciation (depreciation) on investments	2,417,346	2,088,880
Net increase in net assets resulting from operations	2,763,191	2,461,449

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(156,494)	(167,727)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	544,407	695,218
Net asset value of shares issued in reinvestment of distributions to shareholders	152,201	162,388
Payments for shares redeemed	(849,711)	(1,788,383)
Net decrease in net assets from capital share transactions	(153,103)	(930,777)
Total increase in net assets	2,453,594	1,362,945

NET ASSETS

Beginning of period	25,916,300	24,553,355
End of period	$28,369,894	$25,916,300

CAPITAL SHARE ACTIVITY

Shares sold	34,304	49,395
Shares issued in reinvestment of distributions to shareholders	9,286	11,460
Shares redeemed	(52,413)	(133,865)
Net decrease in shares outstanding	(8,823)	(73,010)
Shares outstanding, beginning of period	1,749,926	1,822,936
Shares outstanding, end of period	1,741,103	1,749,926

See Notes to Financial Statements.
Financial Statements | December 31, 2025	23

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$23.04		$21.98	$19.76	$19.54	$22.94	$20.08
Income (loss) from investment operations:
Net investment income (a)	0.14		0.29	0.23	0.22	0.15	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	1.80		1.55	2.42	0.98	(2.02)	2.90
Total from investment operations	1.94		1.84	2.65	1.20	(1.87)	3.07

Less distributions from:
Net investment income	(0.14)		(0.30)	(0.24)	(0.21)	(0.16)	(0.18)
Net realized gains on investments	(0.89)		(0.48)	(0.19)	(0.77)	(1.37)	(0.03)
Total distributions	(1.03)		(0.78)	(0.43)	(0.98)	(1.53)	(0.21)
Net asset value at end of period	$23.95		$23.04	21.98	19.76	19.54	22.94

Total return	8.44	%(b)	8.43%	13.58%	6.41%	(8.97)%	15.38%

Net assets, end of period (in thousands)	$314,631		$312,144	$331,642	$338,463	$379,714	$485,082

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.23	%(c)	1.22%	1.22%	1.23%	1.18%	1.16%
Ratio of net investment income to average net assets	1.19	%(c)	1.28%	1.13%	1.16%	0.68%	0.81%
Portfolio turnover rate	6	%(b)	27%	26%	34%	26%	57%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
24	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$22.62		$21.59	$19.41	$19.26	$22.63	$19.82
Income (loss) from investment operations:
Net investment income (a)	0.17		0.34	0.28	0.27	0.20	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	1.77		1.52	2.38	0.95	(1.99)	2.86
Total from investment operations	1.94		1.86	2.66	1.22	(1.79)	3.08

Less distributions from:
Net investment income	(0.17)		(0.35)	(0.29)	(0.30)	(0.21)	(0.24)
Net realized gains on investments	(0.89)		(0.48)	(0.19)	(0.77)	(1.37)	(0.03)
Total distributions	(1.06)		(0.83)	(0.48)	(1.07)	(1.58)	(0.27)
Net asset value at end of period	$23.50		$22.62	21.59	19.41	19.26	22.63

Total return	8.61	%(b)	8.72%	13.91%	6.64%	(8.73)%	15.63%

Net assets, end of period (in thousands)	$101,842		$99,221	$96,230	$93,789	$106,501	$139,806

Ratios/Supplemental Data:
Ratio of expenses to average net assets	0.98	%(c)	0.97%	0.97%	0.98%	0.93%	0.91%
Ratio of net investment income to average net assets	1.44	%(c)	1.54%	1.38%	1.41%	0.92%	1.06%
Portfolio turnover rate	6	%(b)	27%	26%	34%	26%	57%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2025	25

James Small Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$39.68		$37.70	$30.44	$27.95	$30.46	$18.80
Income (loss) from investment operations:
Net investment income (a)	0.02		0.07	0.09	0.11	0.13	0.09
Net realized and unrealized gains (losses) on investments	3.67		4.45	7.37	4.19	(2.55)	11.70
Total from investment operations	3.69		4.52	7.46	4.30	(2.42)	11.79

Less distributions from:
Net investment income	(0.05)		(0.07)	(0.11)	(0.14)	(0.09)	(0.13)
Net realized gains on investments	(1.37)		(2.47)	(0.09)	(1.67)	—	—
Total distributions	(1.42)		(2.54)	(0.20)	(1.81)	(0.09)	(0.13)
Net asset value at end of period	$41.95		$39.68	37.70	30.44	27.95	30.46

Total return	9.27	%(b)	11.80%	24.59%	15.83%	(7.99)%	62.87%

Net assets, end of period (in thousands)	$73,883		$51,758	$44,854	$34,787	$32,760	$39,859

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.10	%(c)	0.17%	0.25%	0.36%	0.42%	0.36%
Portfolio turnover rate	4	%(b)	18%	23%	18%	34%	42%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
26	www.jamesinvestment.com

James Micro Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$20.84		$20.89	$17.46	$16.44	$19.54	$12.73
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)		(0.03)	0.06	0.11	0.06	0.01
Net realized and unrealized gains (losses) on investments	1.62		0.29	3.50	2.34	(2.37)	6.88
Total from investment operations	1.58		0.26	3.56	2.45	(2.31)	6.89

Less distributions from:
Net investment income	—		—	(0.13)	(0.09)	(0.01)	(0.07)
Net realized gains on investments	(0.23)		(0.31)	—	(1.34)	(0.78)	(0.01)
Total distributions	(0.23)		(0.31)	(0.13)	(1.43)	(0.79)	(0.08)
Paid-in capital from redemption fees	—		—	0.00 (b)	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$22.19		$20.84	$20.89	$17.46	$16.44	$19.54

Total return	7.57	%(c)	1.09%	20.39%	15.66%	(12.56)%	54.32%

Net assets, end of period (in thousands)	$26,976		$26,886	$27,610	$22,681	$22,276	$29,345

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.35	)%(d)	(0.12)%	0.30%	0.64%	0.30%	0.03%
Portfolio turnover rate	12	%(c)	6%	10%	5%	20%	55%

(a)	Calculated using the average shares method.
(b)	Amount rounds to less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2025	27

James Aggressive Allocation Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$14.81		$13.47	$11.19	$9.81	$11.45	$9.23
Income (loss) from investment operations:
Net investment income (a)	0.04		0.09	0.08	0.10	0.04	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	1.53		1.34	2.28	1.36	(1.66)	2.27
Total from investment operations	1.57		1.43	2.36	1.46	(1.62)	2.31

Less distributions from:
Net investment income	(0.09)		(0.09)	(0.08)	(0.08)	(0.02)	(0.09)
Net asset value at end of period	$16.29		$14.81	13.47	11.19	9.81	11.45

Total return	10.60	%(b)	10.68%	21.13%	15.02%	(14.15)%	25.12%

Net assets, end of period (in thousands)	$28,370		$25,916	$24,553	$19,655	$19,055	$25,576

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.01	%(c)	1.01%	1.02%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets	0.54	%(c)	0.66%	0.72%	0.89%	0.34%	0.42%
Portfolio turnover rate	10	%(b)	12%	19%	17%	39%	77%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
28	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” and collectively, the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

The James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in equity securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued, and in fixed income securities.

The James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies that the Adviser believes are undervalued. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Small-Cap 2000 Total Return Index.

The James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization companies that the Adviser believes are undervalued. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Micro-Cap Total Return Index, including exchange-traded funds (“ETFs”) that invest primarily in such securities.

The James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund may have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Segment Reporting

The management team of the Adviser acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management concluded there is no impact on the Funds’ financial statements.

Share Valuation

The net asset value (“NAV”) per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The NAV per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the NAV per share, except that, until May 21, 2024, shares of the James Micro Cap Fund were subject to a redemption fees of 2% if redeemed within 180 days of purchase. Effective May 21, 2024, the James Micro Cap Fund no longer charges a redemption fee.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such

Financial Statements | December 31, 2025	29

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its NAV) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined by the Adviser as the Fund’s valuation designee, in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Corporate bonds, U.S. government agencies, U.S. Treasury obligations, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage-backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at NAV.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2025:

James Balanced: Golden Rainbow Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$196,206,143	$—	$—	$196,206,143
Exchange-Traded Funds	30,733,740	—	—	30,733,740
Corporate Bonds	—	48,547,123	—	48,547,123
Mortgage-Backed Securities	—	10,731,655	—	10,731,655
U.S. Government & Agencies	—	14,157,386	—	14,157,386
U.S. Treasury Obligations	—	109,917,694	—	109,917,694
Money Market Funds	4,853,390	—	—	4,853,390
Total	$231,793,273	$183,353,858	$—	$415,147,131

James Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$71,343,531	$—	$—	$71,343,531
Money Market Funds	2,621,368	—	—	2,621,368
Total	$73,964,899	$—	$—	$73,964,899

James Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,186,424	$—	$—	$25,186,424
Exchange-Traded Funds	1,364,578	—	—	1,364,578
Right	—	—	947	947
Money Market Funds	479,835	—	—	479,835
Total	$27,030,837	$—	$947	$27,031,784

James Aggressive Allocation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,807,849	$—	$—	$22,807,849
Exchange-Traded Funds	1,216,328	—	—	1,216,328
Corporate Bonds	—	1,877,043	—	1,877,043
U.S. Government & Agencies	—	99,772	—	99,772
U.S. Treasury Obligations	—	1,905,286	—	1,905,286
Money Market Funds	433,264	—	—	433,264
Total	$24,457,441	$3,882,101	$—	$28,339,542

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the six months ended December 31, 2025.

James Micro Cap Fund

Asset Type	Balance as of June 30, 2025	Net Purchases/ Acquisitions	Net Sales	Realized Gains	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of December 31, 2025
Right	$947	$—	$—	$—	$—	$—	$—	$947

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2025.

James Micro Cap Fund

	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Right	$947	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

Financial Statements | December 31, 2025	31

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2025, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Foreign Currency Translation

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITs”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT. Due to the actual character of dividends paid by REITs not being available until the end of the calendar year, the net investment income and long-term capital gains of the Funds can be different on the tax return compared to this annual report. Substantial unanticipated levels of return of capital may affect the Funds’ earnings and profits from which distributions are made.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions paid to shareholders during the periods ended December 31, 2025 and June 30, 2025 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
December 31, 2025
Ordinary Income	$2,610,117	$86,197	$—	$156,494
Long-Term Capital Gains	15,136,666	2,345,406	275,808	—
Total	$17,746,783	$2,431,603	$275,808	$156,494

June 30, 2025
Ordinary Income	$5,684,662	$99,088	$55,312	$167,727
Long-Term Capital Gains	8,919,036	3,162,515	346,262	—
Total	$14,603,698	$3,261,603	$401,574	$167,727

32	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. The Adviser pays the expenses of each Fund, except for the James Balanced: Golden Rainbow Fund. These expenses exclude the management fees, detailed in Note 4, brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, 12b-1 fees and extraordinary expenses. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies. Therefore, no federal tax provision is required.

As of and during the six months ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

The following information is computed on a tax basis for each item as of June 30, 2025:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of investments	$291,956,549	$34,362,821	$14,091,674	$16,496,754
Gross unrealized appreciation	$121,025,944	$19,099,234	$13,524,260	$9,828,145
Gross unrealized depreciation	(2,202,137)	(1,638,578)	(709,969)	(423,097)
Net unrealized appreciation	118,823,807	17,460,656	12,814,291	9,405,048
Undistributed ordinary income	13,692	86,139	—	82,669
Undistributed long-term capital gains	11,204,382	2,345,397	—	—
Accumulated capital and other losses	—	—	(1,430,644)	(376,168)
Distributable earnings	$130,041,881	$19,892,192	$11,383,647	$9,111,549

The following information is computed on a tax basis for each item as of December 31, 2025:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of portfolio investments	$274,637,797	$50,922,864	$14,833,734	$16,519,173
Gross unrealized appreciation	$142,096,888	$24,922,685	$12,834,916	$12,151,489
Gross unrealized depreciation	(1,587,554)	(1,880,650)	(636,866)	(331,120)
Net unrealized appreciation	$140,509,334	$23,042,035	$12,198,050	$11,820,369

The difference between the cost of investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and U.S. GAAP.

Financial Statements | December 31, 2025	33

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

Capital Losses

Under the Code, Capital Losses are carried over to future tax years and will retain their character as either short-term or long-term capital losses. These losses do not include any late year capital losses (losses arising in the period from November 1st through June 30th) that the Funds have elected to defer for the current fiscal year. The Funds’ ability to utilize capital loss carryforwards in future years may be limited under the Code and related regulations based on the results of future transactions.

Capital losses carried forward to the next tax year were as follows:

	Short-Term	Long-Term
James Aggressive Allocation Fund	$376,168	$—

3. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities (excluding short-term securities and U.S. government obligations) was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$14,652,617	$18,412,699	$3,136,234	$2,114,939
Proceeds from sales and maturities of investment securities	$29,122,645	$2,785,845	$4,655,595	$1,951,559

During the six months ended December 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government obligations was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$8,044,513	$—	$—	$480,681
Proceeds from sales and maturities of investment securities	$12,606,976	$—	$—	$1,097,117

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio and pursuant to separate management agreements between the Trust, on behalf of each Fund, and the Adviser (the “Investment Management Agreements”).

The Funds pay James on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

James Balanced: Golden Rainbow Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.74%
Over $500 million and including $1 billion	0.70%
Over $1 billion and including $2 billion	0.65%
Over $2 billion	0.60%

James Small Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Micro Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.50%
Over $500 million	1.45%

James Aggressive Allocation Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.98%
Over $500 million and including $1 billion	0.95%
Over $1 billion and including $2 billion	0.90%
Over $2 billion	0.85%

34	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

Advisory fees for the James Small Cap Fund and the James Micro Cap Fund are reduced by the fees and expenses of the non-interested trustees incurred by the applicable Fund. Under the Investment Management Agreement, the Adviser is responsible for the payment of all operating expenses of the James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund, except for brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. The Adviser is not entitled to recoupment of such expenses.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds or the Adviser pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain cost related to the pricing of the Funds’ portfolio securities. Administration and transfer agent fees paid by the Funds for the six months ended December 31, 2025, are disclosed on the Statements of Operations.

Plan of Distribution

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. The James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plan”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders (“Distribution Expenses”). These Distribution Expenses are reflected as 12b-1 distribution and service fees on the Statements of Operations. Payments under a Plan are made to the Adviser or its designee, which uses them to pay Distribution Expenses on behalf of and as agent of the Trust. The amount payable by the James Small Cap Fund and the Retail Class of the James Balanced: Golden Rainbow Fund, under its Plan is 0.25% of its average daily net assets. Payments received under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreements. Pursuant to the Plan, the Adviser shall act in the Funds’ best interests in expending or directing its designee to expend payments received by the Adviser or its designee, and such payments shall be used solely for the purpose of paying Distribution Expenses on behalf of the Funds; provided, however, that to the extent the Distribution Expenses for the period to which a payment relates are less than the payment, the Adviser may retain the excess.

Trustee Fees

Effective January 1, 2026, each Trustee who is not an interested person of the Trust (“Independent Trustees”), as defined in the 1940 Act, receives (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,600, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

Prior to January 1, 2026, each Independent Trustee received (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,200, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Such fees are presented on the Statements of Operations as Trustee fees.

Principal Holders of Fund Shares

As of December 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of each Fund, as applicable:

NAME OF RECORD OWNER	% OWNERSHIP
James Balanced: Golden Rainbow Fund - Retail Class
National Financial Services, LLC	41%
James Micro Cap Fund
Iris James	30%
James Aggressive Allocation Fund
Iris James	25%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Statements | December 31, 2025	35

James Advantage Funds	Notes to Financial Statements
December 31, 2025 (Unaudited)

6. LINE OF CREDIT

The James Advantage Funds have a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”) with a combined maximum of $25,000,000. Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. As of December 31, 2025, none of the Funds had outstanding borrowings under the line of credit agreement. For the six months ended December 31, 2025, none of the Funds utilized the line of credit. The Funds’ line of credit agreement is set to expire on July 1, 2026.

The terms of the agreements can be characterized as follows:

	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced:
Golden Rainbow Fund	$25,000,000	Prime Rate*	July 1, 2026
James Small Cap Fund	$2,000,000	Prime Rate*	July 1, 2026
James Micro Cap Fund	$1,250,000	Prime Rate*	July 1, 2026
James Aggressive Allocation Fund	$750,000	Prime Rate*	July 1, 2026

*	The rate at which the Bank announces as its prime lending rate.

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of December 31, 2025, James Small Cap Fund and James Micro Cap Fund had 26.7% and 28.2%, respectively, of net assets invested in common stocks within the Financials industry sector.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

36	www.jamesinvestment.com

James Advantage Funds	Additional Information
December 31, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Financial Statements | December 31, 2025	37

INVESTMENT ADVISER
James Investment
Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesinvestment.com

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Suite 400
1601 Wewatta Street
Denver, Colorado 80202

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL
Davis Graham
& Stubbs LLP
3400 Walnut Street, Suite 700
Denver, Colorado 80205

For information about the Funds, or to make inquiries about the Funds, please call 1-800-99JAMES (1-800-995-2637).

www.jamesinvestment.com

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 if applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	James Advantage Funds

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, Chief Executive Officer and President (Principal Executive Officer)

Date	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, Chief Executive Officer and President (Principal Executive Officer)

Date	March 10, 2026

By (Signature and Title)		/s/ Brian P. Shepardson
Brian P. Shepardson, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	March 10, 2026